TRADE ACCOUNTS RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Allowance for expected credit losses	$ 44	$ 44	$ 35